PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Index Solution 2070 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 2.6%
630  Vanguard Long-Term
Treasury ETF
$ 35,822
1.0
1,228
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
60,417
1.6
Total Exchange-Traded
Funds
(Cost $95,036)
96,239
2.6
MUTUAL FUNDS : 97.3%
Affiliated Investment Companies : 97.3%
5,131  Voya U.S. Bond Index
Portfolio - Class I
47,100
1.3
17,320  Voya VACS Index
Series EM Portfolio
246,808
6.7
68,287  Voya VACS Index
Series I Portfolio
915,728
24.7
16,852  Voya VACS Index
Series MC Portfolio
220,429
5.9
129,720  Voya VACS Index
Series S Portfolio
2,059,959
55.6
10,249  Voya VACS Index
Series SC Portfolio
115,819
3.1
Total Mutual Funds
(Cost $3,461,276)
3,605,843
97.3
Total Long-Term
Investments
(Cost $3,556,312)
3,702,082
99.9
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.1%
Mutual Funds : 0.1%
2,609
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.030%
2,609
0.1
Total Short-Term
Investments
(Cost $2,609)
2,609
0.1
Total Investments in
Securities
(Cost $3,558,921) $ 3,704,691 100.0
Liabilities in Excess
of Other Assets (85) 0.0
Net Assets $ 3,704,606 100.0
(1)
Investment in affiliate.
(2)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Index Solution 2070 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 96,239 $ — $ — $ 96,239
Mutual Funds 3,605,843 — — 3,605,843
Short-Term Investments 2,609 — — 2,609
Total Investments, at fair value $ 3,704,691 $ — $ — $ 3,704,691
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 8/08/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya U.S. Bond Index Portfolio -
Class I
$ — $ 46,855 $ (28) $ 273 $ 47,100 $ — $ — $ —
Voya VACS Index Series EM
Portfolio
— 231,104 (57) 15,761 246,808 — 4 —
Voya VACS Index Series I Portfolio
— 888,860 (231) 27,099 915,728 — 5 —
Voya VACS Index Series MC
Portfolio
— 213,093 (55) 7,391 220,429 — 2 —
Voya VACS Index Series S
Portfolio
— 1,975,600 (502) 84,861 2,059,959 — 21 —
Voya VACS Index Series SC
Portfolio
— 106,663 (25) 9,181 115,819 — 3 —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
— 59,889 — 528 60,417 — — —
$ — $ 3,522,064 $ (898) $ 145,094 $ 3,666,260 $ — $ 35 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 145,770
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 145,770